Net interest income (Tables)	12 Months Ended
Dec. 31, 2011
Net interest income
Net interest income

in	2011	2010	2009

Net interest income (CHF million)

Loans	4,889	5,268	6,275

Investment securities	97	95	243

Trading assets	11,695	14,056	13,333

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	3,265	2,666	3,079

Other	3,056	3,448	2,358

Interest and dividend income	23,002	25,533	25,288

Deposits	(1,694)	(1,601)	(2,970)

Short-term borrowings	(69)	(63)	(248)

Trading liabilities	(7,125)	(9,011)	(7,362)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,621)	(1,637)	(2,261)

Long-term debt	(5,659)	(6,333)	(5,031)

Other	(401)	(347)	(525)

Interest expense	(16,569)	(18,992)	(18,397)

Net interest income	6,433	6,541	6,891